Supplement Dated September 19, 2008
To the Prospectuses
Dated February 22, 2008

BLACKROCK LIQUIDITY FUNDS

Effective September 19, 2008, the Prospectus is amended as set forth below:

The section entitled “More Information on Strategies, Investments and Risks — Investments” is amended as follows:

The paragraph entitled “Borrowing”, which applies to all of the Funds, is amended to provide that any such borrowings may be secured or unsecured.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS
FOR FUTURE REFERENCE

Code #BRLF-P-SUP-0908